Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Revenues	$ 8,185,146	$ 6,711,990	$ 23,544,652
Total Revenues	8,185,146	6,711,990	23,544,652
Cost of Revenues	2,299,762	3,351,121	10,980,847
Gross Profit	5,885,384	3,360,869	12,563,805
Operating Expenses
Selling, general and administrative	3,435,790	1,265,240	2,168,217
Research and development	454,227	134,700	200,000
Total operating expenses	3,890,017	1,399,940	2,368,217
Income from operations	1,995,367	1,960,929	10,195,588
Other Income (Expenses)
Interest income	337,511	165,336	42,245
Interest expense			(7,999)
Foreign exchange gain (loss)	20,469	119,419	(262,219)
Others, net	19,495	8,025	43,562
Total other (expenses) income	377,475	292,780	(184,411)
Income before provision for income taxes	2,372,842	2,253,709	10,011,177
Provision for income taxes
Net income	$ 2,372,842	$ 2,253,709	$ 10,011,177
Basic earnings per Class A share (in Dollars per share)	$ 0.056	$ 0.105	$ 100,112
Diluted earnings per Class A share (in Dollars per share)	$ 0.056	$ 0.105	$ 100,112
Weighted average shares outstanding-Class A (in Shares)	42,291,202	21,435,316	100